Summary prospectus supplement	August 29, 2012

Putnam International Value Fund Summary Prospectus dated October 30, 2011

The section Your fund’s management is deleted in its entirety and replaced with the following disclosure:

Your fund’s management

Investment Advisor

Putnam Investment Management, LLC

Portfolio Manager

Darren Jaroch, Portfolio Manager, portfolio manager of the fund since 2009

Assistant Portfolio Manager

Karan Sodhi, Analyst, assistant portfolio manager of the fund since 2012

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